THE HUNTINGTON FUNDS


SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006

Under the section entitled "Investment Practices," please add the following sentence to the first paragraph under the subsection entitled "Futures Contracts and Options on Futures Contracts:"

      "Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act."








                                                                February 9, 2007



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